Pension Plans and Other Postretirement Benefits Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2017		2016		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of period	$241	$207	$216	$184	$53	$1	$86	$—
Service cost	6	12	6	10	1	—	1	—
Interest cost	9	3	9	3	1	—	2	—
Actuarial (gains) losses	8	(2)	14	18	—	—	(1)	1
Foreign currency exchange rate changes	—	23	—	(3)	—	—	—	—
Benefits paid	(5)	(5)	(4)	(5)	(2)	—	(4)	—
Plan amendments	—	—	—	—	(18)	—	(31)	—
Other	—	3	—	—	—	—	—	—
Benefit obligation at end of period	259	241	241	207	35	1	53	1
Change in Plan Assets
Fair value of plan assets at beginning of period	122	35	114	34	—	—	—	—
Actual return on plan assets	19	3	7	—	—	—	—	—
Foreign currency exchange rate changes	—	2	—	—	—	—	—	—
Employer contributions	18	6	5	6	2	—	4	—
Benefits paid	(5)	(5)	(4)	(5)	(2)	—	(4)	—
Other	—	1	—	—	—	—	—	—
Fair value of plan assets at end of period	154	42	122	35	—	—	—	—
Funded status of the plan at end of period	$(105)	$(199)	$(119)	$(172)	$(35)	$(1)	$(53)	$(1)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

	Pension Benefits				Non-Pension Postretirement Benefits
	2017		2016		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Other current liabilities	$(1)	$(2)	$(1)	$(2)	$(2)	$—	$(3)	$—
Long-term pension and post employment benefit obligations	(104)	(197)	(118)	(170)	(33)	(1)	(50)	(1)
Accumulated other comprehensive (income) loss	1	(1)	1	(1)	(30)	—	(17)	—
Net amounts recognized	$(104)	$(200)	$(118)	$(173)	$(65)	$(1)	$(70)	$(1)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial (gain) loss	$—	$—	$—	$—	$—	$—	$—	$—
Net prior service (benefit) cost	1	(1)	1	(1)	(41)	—	(28)	—
Deferred income taxes	—	—	—	—	11	—	11	—
Net amounts recognized	$1	$(1)	$1	$(1)	$(30)	$—	$(17)	$—
Accumulated benefit obligation	$251	$230	$227	$198
Accumulated benefit obligation for funded plans	(259)	(241)	(241)	(207)
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$259	$241	$241	$207
Aggregate accumulated benefit obligation	251	230	227	198
Aggregate fair value of plan assets	154	42	122	35
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$259	$241	$241	$207
Aggregate fair value of plan assets	154	42	122	35

Schedule of Net Benefit Costs [Table Text Block]
Following are the components of net pension and postretirement expense recognized for the years ended December 31, 2017, 2016, and 2015, respectively:

	Pension Benefits
	U.S. Plans
	Year Ended December 31,
	2017	2016	2015
Service cost	$6	$6	$9
Interest cost on projected benefit obligation	9	9	9
Expected return on assets	(9)	(9)	(9)
Curtailment gain [1]	—	—	(3)
Recognized actuarial (gain) loss [2]	(2)	15	(8)
Amortization of net losses	—	—	—
Net expense	$4	$21	$(2)

	Pension Benefits
	Non-U.S. Plans
	Year Ended December 31,
	2017	2016	2015
Service cost	$12	$10	$10
Interest cost on projected benefit obligation	3	3	3
Expected return on assets	(1)	(1)	(1)
Recognized actuarial (gain) loss [2]	(3)	18	(1)
Amortization of net losses	—	—	—
Curtailment gain	—	—	—
Settlement loss	—	—	—
Net expense	$11	$30	$11

(1)
The curtailment gain recognized on pension benefits during the fiscal year ended December 31, 2015 relates to the re-measurement of the pension benefit obligation in conjunction with plan provision changes for non-exempt employees not subject to a collective bargaining agreement (“impacted employees”). The Company recorded this gain in Selling, general and administrative expense in the Consolidated Statements of Operations.

(2)
The actuarial loss (gain) recognized on pension benefits during the fiscal year ended December 31, 2017, December 31, 2016 and December 31, 2015 mainly relates to the increase/decrease in projected benefit obligation due to the decrease in discount rate as a result of the annual re-measurement. The Company recorded this gain in Selling, general and administrative expense in the Consolidated Statements of Operations.

	Non-Pension Postretirement Benefits
	U.S. Plans
	Year Ended December 31,
	2017	2016	2015
Service cost	$1	$1	$2
Interest cost on projected benefit obligation	1	2	4
Amortization of prior service benefit	(5)	(3)	—
Amortization of net gain	—	—	(4)
Net expense	$(3)	$—	$2

Expense related to non-U.S. non-pension postretirement benefits was less than $1 each for the years ended December 31, 2017, 2016, and 2015, respectively.

The following amounts were recognized in “Other comprehensive loss” during the period from January 1, 2017 through December 31, 2017:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial gains arising during the year	$(2)	$(3)	$—	$—	$(2)	$(3)
Prior service cost from plan amendments	—	—	(18)	—	(18)	—
Amortization of prior service (cost) benefit	—	—	5	—	5	—
Recognition of net actuarial gains	2	3	—	—	2	3
Gain recognized in other comprehensive loss	—	—	(13)	—	(13)	—
Deferred income taxes	—	—	—	—	—	—
Gain recognized in other comprehensive loss, net of tax	$—	$—	$(13)	$—	$(13)	$—

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Amount Reclassified From Accumulated Other Comprehensive Income
	Year Ended December 31,
Amortization of defined benefit pension and other postretirement benefit items:	2017	2016	2015	Location of Reclassified Amount in Income
Prior service costs	$5	$4	$—	(1)
Total before income tax	5	4	—
Income tax benefit	—	(1)	—	Income tax expense
Total	$5	$3	$—

Schedule of Assumptions Used
The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2017		2016		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	3.7%	1.6%	4.2%	1.5%	3.6%	9.9%	4.1%	11.2%
Rate of increase in future compensation levels	2.8%	2.8%	3.0%	2.9%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	6.3%	10%	6.8%	11.1%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	6.3%	4.5%	7.0%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2023	2026	2023	2024
The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31, 2017, 2016, and 2015, respectively:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Discount rate	4.2%	4.5%	4.2%	1.8%	2.2%	1.9%
Rate of increase in future compensation levels	3.0%	3.3%	3.3%	3.1%	3.1%	2.9%
Expected long-term rate of return on plan assets	7.5%	7.5%	7.5%	2.1%	2.4%	1.9%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Discount rate	3.9%	4.4%	4.1%	11.2%	12.6%	11.3%

Schedule of Allocation of Plan Assets [Table Text Block]

	Actual		Target
	2017	2016
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	53%	53%	52%
Debt securities	34%	47%	33%
Alternative investments	13%	—%	15%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	26%	25%	21%
Debt securities	17%	20%	16%
Cash, short-term investments and other	57%	55%	63%
Total	100%	100%	100%

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	Fair Value Measurements Using
	2017				2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds(a)	$—	$38	$—	$38	$—	$30	$—	$30
Small/mid cap equity funds(a)	—	12	—	12	—	10	—	10
Other international equity(a)	—	32	—	32	—	24	—	24
Debt securities/fixed income(b)	—	52	—	52	—	58	—	58
Alternative investments(c)	—	—	20	20	—	—	—	—
Total	$—	$134	$20	$154	$—	$122	$—	$122
The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	Fair Value Measurements Using
	2017				2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Other international equity(a)	$—	$11	$—	$11	$—	$9	$—	$9
Debt securities/fixed income(b)	—	7	—	7	—	7	—	7
Pooled insurance products with fixed income guarantee(a)	—	23	—	23	—	18	—	18
Cash, money market and other(d)	—	1	—	1	—	1	—	1
Total	$—	$42	$—	$42	$—	$35	$—	$35

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future plan benefit payments as of December 31, 2017 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2018	$7	$5	$3	$—
2019	7	6	3	—
2020	8	7	2	—
2021	9	7	2	—
2022	11	7	2	—
2023-2027	67	38	9	—